Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Employee Benefits Expense [Abstract]
Schedule of Employee Benefit Expenses

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Share-based compensation expenses (Note 22)	3,875	5,535	57,863
Wages, salaries and bonuses	8,628	19,527	56,122
Welfare expenses	964	520	4,820
Housing funds	491	690	1,368
Contributions to defined benefit plan (Note 27(d))	1,140	971	—
	15,098	27,243	120,173

(i) The defined benefit plan was established in 2018 for one founder and subsequently terminated in 2020. The aggregate value of the benefits under this plan was fully funded and rolled over into an individual retirement account for the benefit of the founder. The Company does not have any further obligations with respect to such plan and is no longer subject to actuarial risk and investment risk.

Employee benefit expenses were charged in the following line items in the consolidated statements of loss:

	Year Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Research and development expenses	11,496	18,405	68,225
Administrative expenses	3,602	8,838	51,948
	15,098	27,243	120,173